Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	As of December 31,
	2015	2016
	RMB	RMB
Building	12,317	12,317
Office equipment, furniture and fixtures	128,401	130,172
Motor vehicles	26,341	23,774
Leasehold improvements	9,657	13,146
Total	176,716	179,409
Less: Accumulated depreciation	(142,571)	(147,995)
Property, plant and equipment, net	34,145	31,414